Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories
Raw materials	$ 2,688	$ 3,832
Work in progress	4,056	448
Finished goods	12,088	10,049
Total	18,832	14,329
Fixed production overhead charged to cost of sales	2,492	2,217	3,140
Inventory provision for products likely to be expired included in cost of sales	$ 1,273	$ 1,399	$ 3,479